Disclosures about Fair Value of Assets (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of assets recognized in balance sheets on recurring basis
		December 31, 2016
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government agencies	$13,333,540	$—	$13,333,540	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	44,413,177	—	44,413,177	—
Municipal bonds	42,414,723	—	42,414,723	—

		December 31, 2015
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government agencies	$15,938,697	$—	$15,938,697	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	23,178,395	—	23,178,395	—
Municipal bonds	48,356,240	—	48,356,240	—

Schedule of fair value measurement of assets measured at fair value on nonrecurring basis
		December 31, 2016
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$1,157,329	$—	$—	$1,157,329
Mortgage servicing rights	552,827	—	—	552,827

		December 31, 2015
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$899,981	$—	$—	$899,981

Schedule of quantitative information about unobservable inputs used in nonrecurring level 3 fair value measurements
	Fair Value at December 31, 2016	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Collateral-dependent impaired loans	$1,157,329	Market comparable properties	Marketability discount	20% – 30% (25%)
Mortgage servicing rights	$552,827	Discounted cash flow	Discount rate	9% - 13.5% (10.25%)
			PSA standard prepayment model rate	104 – 300 (153)

	Fair Value at December 31, 2015	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Collateral-dependent impaired loans	$899,981	Market comparable properties	Marketability discount	20% – 30% (25%)

Schedule of estimated fair values of other financial instruments
		December 31, 2016
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$12,909,924	$12,909,924	$—	$—
Interest-earning time deposits	750,000	750,000	—	—
Other investments	55,481	—	55,481	—
Loans held for sale	503,003	—	503,003	—
Loans, net of allowance for loan losses	184,448,003	—	—	183,941,877
Federal Home Loan Bank stock	363,800	—	363,800	—
Interest receivable	1,588,545	—	1,588,545	—

Financial liabilities
Deposits	258,677,960	—	178,491,424	81,241,011
Short-term borrowings	7,135,182	—	7,135,182
Advances from borrowers for taxes and insurance	1,102,204	—	1,102,204	—
Interest payable	106,755	—	106,755	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—

		December 31, 2015
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$4,103,432	$4,103,432	$—	$—
Interest-earning time deposits	2,724,000	2,724,000	—	—
Other investments	62,223	—	62,223	—
Loans held for sale	539,000	—	539,000	—
Loans, net of allowance for loan losses	193,039,879	—	—	193,006,301
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	1,715,676	—	1,715,676	—

Financial liabilities
Deposits	239,281,930	—	160,227,406	80,300,060
Short-term borrowings	15,131,710	—	6,631,710	8,500,000
Advances from borrowers for taxes and insurance	990,917	—	990,917	—
Interest payable	118,335	—	118,335	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—